JPMorgan BetaBuilders Canada ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Aerospace & Defense — 0.3%
CAE, Inc. *	1,106,322	22,151,949
Automobile Components — 0.8%
Magna International, Inc.	931,687	52,951,172
Banks — 23.1%
Bank of Montreal (a)	2,491,161	234,654,044
Bank of Nova Scotia (The)	4,220,017	197,339,037
Canadian Imperial Bank of Commerce	3,211,934	145,157,581
National Bank of Canada	1,175,615	89,916,687
Royal Bank of Canada (a)	4,889,033	477,139,366
Toronto-Dominion Bank (The) (a)	6,323,554	384,130,801
		1,528,337,516
Broadline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A (a)	181,255	19,265,380
Dollarama, Inc.	980,564	71,964,186
		91,229,566
Capital Markets — 4.2%
Brookfield Asset Management Ltd., Class A	1,255,470	50,482,136
Brookfield Corp.	4,973,576	197,396,716
IGM Financial, Inc.	280,608	7,590,995
TMX Group Ltd.	912,772	22,574,041
		278,043,888
Chemicals — 1.3%
Nutrien Ltd.	1,655,442	82,547,385
Commercial Services & Supplies — 3.0%
GFL Environmental, Inc.	607,560	20,642,896
RB Global, Inc.	633,145	40,528,438
Waste Connections, Inc. (a)	894,668	138,886,651
		200,057,985
Construction & Engineering — 1.0%
WSP Global, Inc.	431,477	63,387,275
Consumer Staples Distribution & Retail — 4.4%
Alimentation Couche-Tard, Inc.	2,646,018	155,047,267
Empire Co. Ltd., Class A	527,530	13,670,382
George Weston Ltd.	201,558	25,681,048
Loblaw Cos. Ltd.	523,466	52,309,612
Metro, Inc.	795,506	41,767,837
		288,476,146
Containers & Packaging — 0.3%
CCL Industries, Inc., Class B	512,918	21,951,952
Diversified Telecommunication Services — 1.3%
BCE, Inc.	1,055,971	42,609,563
Quebecor, Inc., Class B	535,237	13,014,167
TELUS Corp.	1,684,180	30,164,792
		85,788,522

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — 2.0%
Emera, Inc. (a)	953,824	33,706,109
Fortis, Inc.	1,698,016	68,125,243
Hydro One Ltd. (b)	1,099,511	32,630,807
		134,462,159
Food Products — 0.3%
Saputo, Inc.	857,982	17,689,956
Gas Utilities — 0.3%
AltaGas Ltd.	977,687	20,325,302
Ground Transportation — 8.4%
Canadian National Railway Co.	2,062,274	255,826,589
Canadian Pacific Kansas City Ltd.	3,238,899	260,639,282
TFI International, Inc.	271,213	35,643,293
		552,109,164
Hotels, Restaurants & Leisure — 1.2%
Restaurant Brands International, Inc.	1,001,090	78,146,748
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp. (a)	468,348	13,084,273
Insurance — 8.2%
Fairfax Financial Holdings Ltd.	81,558	85,016,989
Great-West Lifeco, Inc.	951,733	31,770,447
iA Financial Corp., Inc.	365,665	24,859,073
Intact Financial Corp.	619,237	96,838,543
Manulife Financial Corp.	6,311,643	139,523,247
Power Corp. of Canada (a)	1,919,155	55,942,344
Sun Life Financial, Inc.	2,030,997	105,277,386
		539,228,029
IT Services — 6.1%
CGI, Inc. *	715,613	80,138,862
Shopify, Inc., Class A *	4,046,334	323,929,435
		404,068,297
Metals & Mining — 7.1%
Agnico Eagle Mines Ltd.	1,722,588	84,665,562
Barrick Gold Corp.	6,083,887	95,028,917
First Quantum Minerals Ltd.	1,964,930	17,830,448
Franco-Nevada Corp.	664,455	71,889,341
Ivanhoe Mines Ltd., Class A * (a)	1,998,307	20,972,228
Kinross Gold Corp.	4,254,666	23,449,794
Lundin Mining Corp.	2,269,011	18,530,805
Teck Resources Ltd., Class B	1,602,742	64,147,828
Wheaton Precious Metals Corp.	1,574,612	73,796,944
		470,311,867
Multi-Utilities — 0.2%
Canadian Utilities Ltd., Class A (a)	432,675	9,860,658

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 17.1%
ARC Resources Ltd.	2,100,874	32,627,654
Cameco Corp.	1,505,107	71,860,477
Canadian Natural Resources Ltd.	3,700,173	236,797,862
Cenovus Energy, Inc.	4,332,708	70,189,580
Enbridge, Inc. (a)	7,388,485	262,357,301
Imperial Oil Ltd.	627,016	36,167,273
Keyera Corp. (a)	795,749	19,247,839
Pembina Pipeline Corp.	1,907,225	65,694,961
Suncor Energy, Inc.	4,325,920	143,248,137
TC Energy Corp.	3,600,998	142,063,248
Tourmaline Oil Corp. (a)	1,122,927	48,552,008
		1,128,806,340
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	190,980	15,186,635
Passenger Airlines — 0.1%
Air Canada * (a)	610,545	8,274,112
Professional Services — 1.2%
Thomson Reuters Corp.	531,990	78,984,432
Real Estate Management & Development — 0.3%
FirstService Corp.	137,094	22,945,362
Residential REITs — 0.2%
Canadian Apartment Properties	285,332	9,904,752
Retail REITs — 0.1%
RioCan	511,653	6,960,566
Software — 3.6%
Constellation Software, Inc.	72,197	199,541,779
Open Text Corp.	941,902	41,075,320
		240,617,099
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.	597,365	19,727,774
Trading Companies & Distributors — 0.2%
Finning International, Inc.	504,080	14,588,682
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., Class B	1,278,283	59,709,303
Total Common Stocks (Cost $5,433,519,344)		6,559,914,866
	NO. OF WARRANTS	VALUE ($)
Warrants — 0.0% ^
Software — 0.0% ^
Constellation Software, Inc., Zero Coupon, 3/31/2040 ‡ * (Cost $-)	65,101	—

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 4.4%
Investment of Cash Collateral from Securities Loaned — 4.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (c) (d)	89,081,779	89,117,411
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d)	205,129,954	205,129,954
Total Investment of Cash Collateral from Securities Loaned (Cost $294,247,365)		294,247,365
Total Investments — 103.7% (Cost $5,727,766,709)		6,854,162,231
Liabilities in Excess of Other Assets — (3.7)%		(244,855,517)
NET ASSETS — 100.0%		6,609,306,714

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $274,762,024.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2024.
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P/TSX 60 Index	240	03/14/2024	CAD	45,399,085	820,627

Abbreviations
CAD	Canadian Dollar

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$6,559,914,866	$—	$—	$6,559,914,866
Warrants	—	—	—(a )	—(a )
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	294,247,365	—	—	294,247,365
Total Investments in Securities	$6,854,162,231	$—	$—	$6,854,162,231
Appreciation in Other Financial Instruments
Futures Contracts	$820,627	$—	$—	$820,627

(a)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	$104,289,023	$1,120,151,345	$1,135,342,916	$19,959	$—	$89,117,411	89,081,779	$1,571,505	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	80,082,808	2,197,179,109	2,072,131,963	—	—	205,129,954	205,129,954	2,481,030	—
Total	$184,371,831	$3,317,330,454	$3,207,474,879	$19,959	$—	$294,247,365		$4,052,535	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.